Segment Information (Tables)	9 Months Ended
Sep. 30, 2021
Segment Information
Schedule of segment information and reconciliation of segment adjusted EBITDA to group loss for the period

in EUR k	Three Months Ended September 30, 2021
	Pharmaceutical	Diagnostics	COVID-19	Corporate	Total
Total Revenues from contracts with external customers	2,732	7,261	20,203	—	30,196

Adjusted EBITDA	307	1,070	(3,922)	(10,135)	(12,680)

Capital Expenditures
Additions to property, plant and equipment and right-of-use assets	26	18	35	54	133
Additions to intangible assets	98	—	—	380	478

Other segment information
Depreciation and amortization	397	515	4,672	1,222	6,806
Research and development expenses	—	—	—	3,821	3,821

in EUR k	Three months ended September 30, 2020
	Pharmaceutical	Diagnostics	COVID-19	Corporate	Total
Total Revenues from contracts with external customers	3,800	5,069	27,436	—	36,305

Adjusted EBITDA	871	(1,210)	9,516	(10,261)	(1,084)

Capital Expenditures
Additions to property, plant and equipment and right-of-use assets	3	195	2,900	516	3,614
Additions to intangible assets	218	—	361	237	816

Other segment information
Depreciation and amortization	617	650	110	1,134	2,511
Research and development expenses	—	—	—	4,796	4,796

	Nine Months Ended September 30, 2021
in EUR k	Pharmaceutical	Diagnostics	COVID-19	Corporate	Total
Total Revenues from contracts with external customers	9,161	20,359	117,507	—	147,027

Adjusted EBITDA	2,451	2,703	12,496	(31,698)	(14,048)

Capital Expenditures
Additions to property, plant and equipment and right-of-use assets	35	252	2,069	473	2,829
Additions to intangible assets	661	—	354	1,552	2,567

Other segment information
Depreciation and amortization	1,221	1,333	6,668	4,254	13,476
Research and development expenses	—	—	—	12,209	12,209

	Nine Months Ended September 30, 2020
in EUR k	Pharmaceutical	Diagnostics	COVID-19	Corporate	Total
Total Revenues from contracts with external customers	12,290	16,308	29,531	—	58,129

Adjusted EBITDA	5,278	(2,736)	10,306	(26,369)	(13,521)

Capital Expenditures
Additions to property, plant and equipment and right-of-use assets	304	585	5,400	2,352	8,641
Additions to intangible assets	3,072	—	888	821	4,781

Other segment information
Depreciation and amortization	1,688	1,757	164	3,334	6,943
Research and development expenses	—	—	—	10,606	10,606

Reconciliation of Segment Adjusted EBITDA to Group Loss for the Period

For the three months ended September 30	2021	2020
Reported segment Adjusted EBITDA	(2,545)	9,177
Corporate expenses	(10,135)	(10,261)
	(12,680)	(1,084)
Share-based payment expenses (Note 11)	(1,860)	(1,149)
Depreciation and amortization	(6,806)	(2,511)
Operating loss	(21,346)	(4,744)
Financial costs, net	(263)	(793)
Income tax expenses	(35)	(103)
Loss for the three months ended September 30	(21,644)	(5,640)

For the nine months ended September 30	2021	2020
Reported segment Adjusted EBITDA	17,650	12,848
Corporate expenses	(31,698)	(26,369)
	(14,048)	(13,521)
Share-based payment expenses (Note 11)	(6,136)	(2,542)
Depreciation and amortization	(13,476)	(6,943)
Operating loss	(33,660)	(23,006)
Financial costs, net	(734)	(1,498)
Income tax expenses	(159)	(232)
Loss for the nine months ended September 30	(34,553)	(24,736)